Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Disclosure of Financial Instruments and Fair Value Measurements Explanatory

The carrying value and fair value of financial instruments by categories as of March 31, 2022 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,305	—	—	—	—	2,305	2,305
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	266	—	—	266	266
Quoted debt securities	280	—	—	—	1,634	1,914	1,957(1)
Certificates of deposit	—	—	—	—	452	452	452
Unquoted equity and preference securities	—	—	3	26	—	29	29
Unquoted Compulsorily convertible debentures	—	—	1	—	—	1	1
Unquoted investments others	—	—	19	—	—	19	19
Trade receivables	2,995	—	—	—	—	2,995	2,995
Unbilled revenues (Refer to Note 2.12) (3)	838	—	—	—	—	838	838
Prepayments and other assets (Refer to Note 2.4)	526	—	—	—	—	526	514(2)
Derivative financial instruments	—	—	16	—	3	19	19
Total	6,944	—	305	26	2,089	9,364	9,395
Liabilities:
Trade payables	545	—	—	—	—	545	545
Lease liabilities	722	—	—	—	—	722	722
Derivative financial instruments	—	—	8	—	—	8	8
Financial liability under option arrangements (Refer to Note 2.5)	—	—	86	—	—	86	86
Other liabilities including contingent consideration (Refer to Note 2.5)	1,989	—	16	—	—	2,005	2,005
Total	3,256	—	110	—	—	3,366	3,366

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $12 million
(3)	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2021, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	3,380	—	—	—	—	3,380	3,380
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	205	—	—	205	205
Quoted debt securities	294	—	—	—	1,408	1,702	1,755(1)
Unquoted equity and preference securities	—	—	2	23	—	25	25
Unquoted Compulsorily convertible debentures	—	—	1	—	—	1	1
Unquoted investments others	—	—	10	—	—	10	10
Trade receivables	2,639	—	—	—	—	2,639	2,639
Unbilled revenues (Refer to Note 2.12) (3)	489	—	—	—	—	489	489
Prepayments and other assets (Refer to Note 2.4)	544	—	—	—	—	544	531(2)
Derivative financial instruments	—	—	23	—	3	26	26
Total	7,346	—	241	23	1,411	9,021	9,061
Liabilities:
Trade payables	362	—	—	—	—	362	362
Lease liabilities	728	—	—	—	—	728	728
Derivative financial instruments	—	—	8	—	—	8	8
Financial liability under option arrangements (Refer to Note 2.5)	—	—	95	—	—	95	95
Other liabilities including contingent consideration (Refer to Note 2.5)	1,351	—	22	—	—	1,373	1,373
Total	2,441	—	125	—	—	2,566	2,566

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $13 million
(3)	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

Schedule of Fair Value Hierarchy of Assets and Liabilities

Fair value hierarchy of assets and liabilities as of March 31, 2022:

(Dollars in millions)
	As of March 31, 2022	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	266	266	—	—
Investments in quoted debt securities (Refer to Note 2.2)	1,957	1,721	236	—
Investments in certificates of deposit (Refer to Note 2.2)	452	—	452	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	29	—	—	29
Investments in unquoted compulsorily convertible debentures (Refer to Note 2.2)	1	—	—	1
Investment in unquoted investments others (Refer to Note 2.2)	19	—	—	19
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	19	—	19	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	8	—	8	—
Financial liability under option arrangements (Refer to Note 2.5)	86	—	—	86
Liability towards contingent consideration (Refer to Note 2.5)*	16	—	—	16

*	Discount rate pertaining to contingent consideration ranges from 8% to 14.5%

Fair value hierarchy of assets and liabilities as of March 31, 2021:

(Dollars in millions)
	As of March 31, 2021	Fair value measurement at end of the reporting period using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	205	205	—	—
Investments in quoted debt securities (Refer to Note 2.2)	1,755	1,556	199	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	25	—	—	25
Investments in unquoted compulsorily convertible debentures (Refer to Note 2.2)	1	—	—	1
Investment in unquoted investments others (Refer to Note 2.2)	10	—	—	10
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	26	—	26	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	8	—	8	—
Financial liability under option arrangements (Refer to Note 2.5)	95	—	—	95
Liability towards contingent consideration (Refer to Note 2.5)*	22	—	—	22

*	Discount rate pertaining to contingent consideration ranges from 8% to 14.5%

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Interest income on financial assets carried at amortized cost	135	161	181
Interest income on financial assets fair valued through other comprehensive income	86	55	46
Dividend income on investments carried at fair value through profit or loss	—	1	—
Gain / (loss) on investments carried at fair value through profit or loss	24	10	26
Gain / (loss) on investments carried at fair value through other comprehensive income	—	11	6
	245	238	259

Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2022:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,404	657	199	178	279	3,717
Net financial liabilities	(1,214)	(417)	(88)	(129)	(238)	(2,086)
Total	1,190	240	111	49	41	1,631

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2021:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,140	466	181	167	232	3,186
Net financial liabilities	(957)	(352)	(85)	(110)	(187)	(1,691)
Total	1,183	114	96	57	45	1,495

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2022		March 31, 2021
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges

Forward contracts
In Euro	8	9	—	—

Option Contracts
In Australian dollars	185	139	92	70
In Euro	280	311	165	194
In United Kingdom Pound Sterling	32	42	35	48
Other derivatives
Forward contracts
In Brazilian Real	6	1	—	—
In Canadian dollars	34	27	33	26
In Chinese Yuan	38	6	105	16
In Czech Koruna	296	14	313	14
In Euro	297	330	171	201
In New Zealand dollars	20	14	16	11
In Norwegian Krone	80	9	25	3
In Philippine Peso	—	—	800	16
In Romanian Leu	—	—	10	2
In Singapore dollars	252	180	241	194
In Swiss Franc	15	17	27	29
In U.S. Dollars	1,166	1,166	1,139	1,139
In United Kingdom Pound Sterling	65	86	28	39
In South African rand	45	3	—	—
Option contracts
In Euro	81	90	65	76
In U.S. Dollars	677	677	404	404
		3,121		2,482

Summary of Derivative Financial Instruments into Relevant Maturity Groupings	The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:
(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Not later than one month	823	842
Later than one month and not later than three months	1,642	1,104
Later than three months and not later than one year	656	536
	3,121	2,482

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2022	Year ended March 31, 2021
Gain / (Loss)
Balance at the beginning of the period	2	(2)
Gain / (Loss) recognized in other comprehensive income during the period	14	(16)
Amount reclassified to profit or loss during the period	(15)	21
Tax impact on above	—	(1)
Balance at the end of the period	1	2

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2022		March 31, 2021
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	24	(13)	28	(10)
Amount set off	(5)	5	(2)	2
Net amount presented in balance sheet	19	(8)	26	(8)

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2022	2021	2020
Revenue from top five customers	11.4	11.0	11.6
Revenue from top ten customers	19.3	18.1	19.2

The table below presents disaggregated revenues from contracts with customers by geography and offerings for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2022
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	3,274	1,608	1,136	996	845	1,253	828	126	10,066
Europe	905	639	483	773	884	30	295	30	4,039
India	259	12	42	21	9	55	4	78	480
Rest of the world	780	120	374	152	49	8	15	228	1,726
Total	5,218	2,379	2,035	1,942	1,787	1,346	1,142	462	16,311
Revenue by offerings
Digital	2,735	1,456	1,247	1,128	1,103	780	660	194	9,303
Core	2,483	923	788	814	684	566	482	268	7,008
Total	5,218	2,379	2,035	1,942	1,787	1,346	1,142	462	16,311

Year ended March 31, 2021
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,636	1,313	916	935	692	1,086	638	104	8,320
Europe	865	562	390	605	535	22	272	29	3,280
India	212	8	31	5	7	40	2	87	392
Rest of the world	686	108	366	147	41	7	15	199	1,569
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Revenue by offerings
Digital	2,100	1,040	874	821	617	562	408	155	6,577
Core	2,299	951	829	871	658	593	519	264	6,984
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561

Year ended March 31, 2020
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,358	1,298	1,033	908	722	920	537	79	7,855
Europe	842	558	271	592	503	27	267	25	3,085
India	184	7	27	2	12	29	6	66	333
Rest of the world	645	113	356	150	48	5	12	178	1,507
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Revenue by offerings
Digital	1,626	867	681	631	489	357	260	97	5,008
Core	2,403	1,109	1,006	1,021	796	624	562	251	7,772
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services
*	Geographical revenues are based on the domicile of customer

Summary of Trade Receivables Ageing Schedule

Trade receivables ageing schedule for fiscal 2022 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,295	734	31	10	9	4	3,083
Less: Allowance for credit loss							88
Total Trade receivables							2,995

Trade receivables ageing schedule for fiscal 2021 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,147	542	18	10	2	5	2,724
Less: Allowance for credit loss							85
Total Trade receivables							2,639

Summary of Credit Risk Exposure
	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Balance at the beginning	103	93	91
Translation differences	(1)	2	(7)
Impairment loss recognized / (reversed), net	19	25	23
Amounts written off	(8)	(17)	(14)
Balance at the end	113	103	93

Summary of Credit Receivable	The Group’s credit period generally ranges from 30-75 days.
(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Trade receivables	2,995	2,639
Unbilled revenues	1,650	1,111

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2022:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	545	—	—	—	545
Financial liability under option arrangements (Refer to Note 2.5)	—	9	11	66	86
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,787	144	60	1	1,992
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	9	3	5	—	17

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2021:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	362	—	—	—	362
Financial liability under option arrangements (Refer to Note 2.5)	—	84	11	—	95
Other financial liabilities (excluding liabilities towards contingent consideration) (Refer to Note 2.5)	1,264	56	27	4	1,351
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	10	10	5	—	25